Thornburg Limited Term Municipal Fund National Portfolio

Fund facts. . . as of 6/30/98

                             Thornburg          Thornburg           Thornburg
                           Limited Term        Limited Term        Limited Term
                          Muni Fund Nat'l     Muni Fund Nat'l   Muni Fund Nat'l
                             A Shares            C Shares            I Shares
SEC Yield                       3.57%              3.24%                 4.03%
Taxable Equiv. Yields           5.91%              5.36%                 6.67%
NAV                             $13.50             $13.53                $13.51
Max. Offering Price             $13.85             $13.53                $13.51


Total returns. . . as of 6/30/98
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                       2.46%              4.70%                 5.52%
Three Year                     4.16%              4.59%                 N/A
Five Year                      4.09%              N/A                   N/A
Ten Year                       5.92%              N/A                   N/A
Since Inception                6.82%              4.71%                 6.01%
Inception Date               (9/28/84)           (9/1/94)              (7/5/96)

Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.50%. The date quoted represent past performance and may not be construed as a guarantee of future results.



Dear Shareholder,
I am pleased to present the Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund for the year ending June 30, 1998. The net asset value of the A shares increased 6 cents per share to $13.50 during the year. If you were with us for the entire period, you received dividends of 60.7 cents per share. If you reinvested your dividends, you received 62 cents per share. Investors who owned C Shares received dividends of 55.3 and 56.3 cents per share, respectively. Your Limited Term Municipal Fund portfolio currently holds over 500 municipal obligations from 49 states and 2 U.S. Territories. Approximately 89% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 4.0 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below: % of portfolio Cumulative % maturing within maturing by end of
            1 years = 10%           year 1 = 10%
       1 to 2 years = 16%           year 2 = 26%
       2 to 3 years = 17%           year 3 = 43%
       3 to 4 years = 16%           year 4 = 59%
       4 to 5 years = 9%            year 5 = 68%
       5 to 6 years = 10%           year 6 = 78%
       6 to 7 years = 7%            year 7 = 85%
       7 to 8 years = 6%            year 8 = 91%
       8 to 9 years = 5%            year 9 = 96%
     9 to 10  years = 4%           year 10 = 100%
Over the last year your average portfolio maturity has increased slightly. The passage of time shortened the maturities of the bonds we owned at the beginning of the year. We directed portfolio cash flow and new money into the five to nine year maturity range of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds coming to market this year. Today we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. For the past 4 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and (until recently) overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia may be rekindling the appetite of U.S. investors for bond investing, although the money flows are not yet significant from domestic investors. If the Federal Reserve cuts short term interest rates in the coming months to shape up the U.S. economy and limit dollar appreciation, some of the money now flowing into money market funds may begin to move to intermediate and longer maturity bonds. Assets of these money market funds* now total over $1.2 trillion! As the accompanying graph shows, long term interest rates have fallen considerably in the last year in anticipation of an economic slowdown and an expected drop in short term interest rates.


I believe any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. Tax receipts are off the charts, and government spending is accelerating. There will always be dislocations here and there, but for the most part Americans are very, very busy. The strong U.S. economy continues to be good for municipal America. Taken as a whole, U.S. cities continue to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: if the U.S. economy slows as state and local government spending accelerates, some entities will not manage the transition smoothly. If the current strength of the U.S. economy persists, we expect long maturity interest rates to increase in late 1998 or early 1999. If our economy slows, short maturity bond rates and money market interest rates will quickly drop. Over the years, our practices of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4 star overall rating* for risk adjusted performance. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund. Sincerely,

Brian J. McMahon
Portfolio Manager

*Morningstar proprietary rating reflects historical risk adjusted performances as of 6/30/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. LTMFX is ranked 4 stars for the 3-year period, 4 stars for the 5-year period, and 4 stars for the 10-year period ending 6/30/98. At 6/30/98, there were 1549 bond funds with 3-year ratings, 860 with 5-year ratings, and 349 with 10-year ratings in Morningstar's Municipal Bond category. Ratings are for Class A shares only. Past performance cannot guarantee future results.


Statement of assets and liabilities
ASSETS

Investments at value (cost $925,947,705)                        $ 957,010,125
Cash                                                                  387,083
Receivable for fund shares sold                                     3,706,230
Interest receivable                                                15,456,068
Prepaid expenses and other assets                                      29,141
Total Assets                                                      976,588,647

LIABILITIES

Payable for investments purchased                                  35,601,491
Payable for fund shares redeemed                                    1,504,426
Accounts payable and accrued expenses                                 570,049
Accounts payable to investment advisor (Note 4)                       439,901
Dividends payable                                                   1,192,804
Total Liabilities                                                  39,308,671

NET ASSETS                                                      $ 937,279,976

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($836,946,565
applicable to 61,974,316 shares of beneficial interest outstandi$       13.50

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)                               0.35
Maximum Offering Price Per Share                                $       13.85

Class C Shares:
Net asset value and offering price per share * ($22,728,675
applicable to 1,680,141 shares of beneficial interest outstandin$       13.53

Class I Shares:
Net asset value, offering and redemption price per share
($77,604,736 applicable to 5,745,953 shares of beneficial
interest outstanding - Note 5)                                  $       13.51

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

INVESTMENT INCOME:
Interest income (net of premium amortized of $3,737,624 ) $50,702,117

EXPENSES:
Investment advisory fees (Note 4)                           4,213,345
Administration fees (Note 4)
Class A Shares                                              1,067,223
Class C Shares                                                 25,308
Class I Shares                                                 27,156
Distribution and service fees (Note 4)
Class A Shares                                              2,134,444
Class C Shares                                                202,506
Transfer agent fees                                           550,521
Custodian fees                                                365,735
Registration and filing fees                                  100,878
Professional fees                                              87,230
Accounting fees                                               101,150
Director fees                                                  29,878
Other Expenses                                                 73,254

Total Expenses                                              8,978,628

Less:
Expenses reimbursed by investment advisor (Note 4)            (45,588)
Distribution fees waived (Note 4)                             (75,964)

Net Expenses                                                8,857,076

Net Investment Income                                      41,845,041

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 6)
Net realized gain on investments sold                         342,383
Increase in unrealized appreciation of investments          4,063,563

Net Realized and Unrealized Gain on Investments             4,405,946

Net Increase in Net Assets Resulting from Operations      $46,250,987

See notes to financial statements.



Statement of changes in net assets
                                            Year Ended           Year Ended
                                           June 30, 1998       June 30, 1997
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income                    $           41,845,041  $  42,541,545
Net realized gain on investments sold                   342,383        539,071
Increase in unrealized appreciation of investment     4,063,563      5,502,227

Net Increase in Net Assets Resulting from Operati    46,250,987     48,582,843

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                      (38,380,219)   (40,902,258)
Class C Shares                                         (826,124)      (778,574)
Class I Shares                                       (2,638,698)      (860,713)

FUND SHARE TRANSACTIONS (Note 5):
Class A Shares                                       (4,905,669)   (86,054,790)
Class C Shares                                        3,140,092      3,430,304
Class I Shares                                       41,796,989     35,647,049

Net Increase (Decrease) in Net Assets                44,437,358    (40,936,139)

NET ASSETS:
            Beginning of year                       892,842,618    933,778,757

            End of year                   $         937,279,976 $  892,842,618

See notes to financial statements.


Notes to financial statements


Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and
(iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie Limited Term National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $51,645,133) for the net assets of MacKenzie which aggregated $51,645,133, including $1,028,723 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $936,759,616.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an
Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 1998, the Adviser voluntarily reimbursed certain operating expenses amounting to $45,588. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 1998, the Distributor earned commissions aggregating $104,037 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $2,946 from redemptions of Class C shares of the Portfolio. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the year ended June 30, 1998, are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.


Note  5 - Shares of Beneficial Interest
At June 30, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $910,638,465. Transactions in shares of beneficial interest were as follows:

                           Year Ended June 30, 1998    Year Ended June 30, 1997
Class A Shares                Shares       Amount       Shares      Amount
Shares sold                 11,281,653 $152,647,428    8,168,627 $109,492,186
Shares issued to shareholders in
reinvestment of distributi   1,828,097   24,714,633    2,018,378   27,066,503
Shares issued in merger      3,834,086   51,645,133          -0-          -0-
Shares repurchased         (17,296,867)(233,912,863) (16,605,536)(222,613,479)

Net Increase (Decrease)       (353,031)($ 4,905,669)  (6,418,531) (86,054,790)

Class C Shares
Shares sold                    633,883 $  8,559,695      783,570 $ 10,526,674
Shares issued to shareholders
in reinvestment of distrib      48,651      658,733       48,023      645,052
Shares repurchased            (449,094)  (6,078,336)    (577,361)  (7,741,422)

Net Increase                   233,440 $  3,140,092      254,232 $  3,430,304

Class I Shares
Shares sold                  3,756,419 $ 50,860,935    2,915,809 $ 39,082,796
Shares issued to shareholders in
reinvestment of distributi     142,116    1,920,839       38,699      518,582

Shares repurchased            (812,038) (10,984,785)    (295,052)  (3,954,329)

Net Increase                 3,086,497 $ 41,796,989    2,659,456 $ 35,647,049

Note 6 - Securities Transactions
For the year ended June 30, 1998, the Portfolio had purchase and sale transactions (excluding short-term securities) of $279,697,412 and $233,352,946 respectively. The cost of investments for Federal income tax purposes is $926,383,728. At June 30, 1998, net unrealized appreciation of investments was $30,626,397, resulting from $30,990,856 gross unrealized appreciation and $364,459 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at June 30, 1998 aggregated $4,420,909. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $3,829,870 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: June 30, 2002 - $561,833, June 30, 2003 - $602,103, and June 30, 2004 -
$2,665,934.

Financial highlights
Year Ended June 30,
                                        1998      1997      1996      1995      1994

CLASS A SHARES:

Net asset value, beginning of year $   13.44 $   13.35 $   13.37 $   13.27 $   13.59

Income from investment operations:
Net investment income                   0.61      0.62      0.63      0.64      0.63
Net realized and unrealized
gain (loss) on investments              0.06      0.09     (0.02)     0.10     (0.32)

Total from investment operations        0.67      0.71      0.61      0.74      0.31
Less dividends from:
Net investment income                  (0.61)    (0.62)    (0.63)    (0.64)    (0.63)

Change in net asset value               0.06      0.09     (0.02)     0.10     (0.32)

Net asset value, end of year       $   13.50 $   13.44 $   13.35 $   13.37 $   13.27

TOTAL RETURN (a)                        5.05%     5.46%     4.60%     5.76%     2.25%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
Net investment income                   4.50%     4.65%     4.66%     4.86%     4.60%
Expenses                                0.97%     0.96%     0.97%     0.97%     0.95%

Portfolio turnover rate                24.95%    23.39%    20.60%    23.02%    15.63%

Net assets at year end (000)       $ 836,947 $ 837,621 $ 917,831 $ 931,987 $1,030,293

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.


                                                                    Period from Sept. 1, 1994 (a) -
                                            Year Ended June 30,            June 30,
                                         1998      1997       1996          1995

CLASS C SHARES:

Net asset value, beginning of year     $ 13.46  $ 13.37    $ 13.40       $ 13.29

Income from investment operations:
            Net investment income         0.55     0.57       0.57          0.46
            Net realized and unrealized
            gain (loss) on investments    0.07     0.09      (0.03)         0.11

Total from investment operations          0.62     0.66       0.54          0.57
Less dividends from:
            Net investment income        (0.55)   (0.57)     (0.57)        (0.46)

Change in net asset value                 0.07     0.09      (0.03)         0.11

Net asset value, end of year          $  13.53  $ 13.46   $  13.37    $    13.40

TOTAL RETURN (b)                         4.70%    5.02%      4.05%        4.25%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
    Net investment income                 4.08%   4.24%     4.22%       4.21%(c)
    Expenses, after expense reductions    1.38%   1.38%     1.41%       1.60%(c)
    Expenses, before expense reductions   1.83%   1.86%     1.63%       1.84%(c)

Portfolio turnover rate                  24.95%  23.39%    20.60%      23.02%

Net assets at year end (000)        $   22,729  $ 19,475 $ 15,948    $  6,469

(a)  Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. (c) Annualized.


                                     Year Ended June 30,         Period from July 5, 1996 (a) - June 30,
                                           1998                             1997

CLASS I SHARES:

Net asset value, beginning of year     $  13.44                       $   13.27

Income from investment operations:
            Net investment income          0.66                            0.66
            Net realized and unrealized
            gain (loss) on investments     0.07                            0.17

Total from investment operations           0.73                            0.83
Less dividends from:
            Net investment income         (0.66)                          (0.66)

Change in net asset value                  0.07                            0.17

Net asset value, end of year           $  13.51                       $   13.44

TOTAL RETURN (b)                           5.52%                          6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
   Net investment income                  4.85%                         5.01%(c)
   Expenses, after expense reductions     0.60%                         0.60%(c)
   Expenses, before expense reductions    0.66%                         0.79%(c)

Portfolio turnover rate                  24.95%                         23.39%

Net assets at year end (000)            77,605                         35,746

(a)  Commencement of sales of Class I shares.
(b)  Total  return  is not  annualized  for  periods  less  than one  year.  (c)
Annualized.

Independent auditor's report


To the Board of Trustees and Shareholders
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Santa Fe, New Mexico

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted out audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
July 24, 1998


Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Schedule of Investments
Thornburg Limited Term Municipal - National Portfolio
June 30, 1998    CUSIPS: Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX
   Alabama           (2.00%)
 1,675,000     Alabama A&M University Housing & General Fee Revenue Series 1992, 5.90% due 11/1/02        Aaa/AAA $     1,794,243
               (Living & Learning Center Project; Insured: MBIA)
 1,000,000     Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/02 (Insured: AMBAC) Aaa/AAA        1,067,000
 1,550,000     Birmingham Jefferson Civic Center Authority Special Tax Series 1989, 7.20% due 1/1/01         A/A+       1,605,707
 2,500,000     Birmingham Special Care Facility Finance Authority Revenue Series 1990, 7.625% due           A1/NR       2,663,500
               12/1/10 put 12/1/00 (Methodist Homes for the Aging Project; LOC: SouthTrust Bank)
 1,495,000     Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due 4/1/07             Aaa/AAA       1,602,550
               pre-refunded 2/15/02 @ 100 (South East Alabama Medical Center Project; Insured: MBIA)
   330,000     Houston County Hospital Revenue Bonds, 6.375% due 1/1/02                                    Aaa/NR         343,626
 1,000,000     Huntsville Healthcare Authority Revenue Bonds, 5.50% due 6/1/08 (Insured: MBIA)            Aaa/AAA       1,071,000
 1,000,000     Mobile Water & Sewer Revenue Bonds, 7.10% due 1/1/99                                          A/A+       1,017,330
 2,640,000     Montgomery Alabama Special Care Facilities Baptist Med Center Series A, 4.40% due 5/1/02   Aaa/AAA       2,637,096
   705,000     Montgomery Alabama Special Care Facilities Baptist Med Center Series A, 4.75% due 5/1/04   Aaa/AAA         711,881
   735,000     Montgomery Alabama Special Care Facilities Baptist Med Center Series A, 4.80% due 5/1/05   Aaa/AAA         744,217
   770,000     Montgomery Alabama Special Care Facilities Baptist Med Center Series A, 4.85% due 5/1/06   Aaa/AAA         778,747
 1,695,000     Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/02                            NR/NR       1,837,380
   965,000     Morgan County-Decatur Healthcare Revenue, 5.40% due 3/1/00 (Decatur General Hospital        NR/AAA         986,867
               Project; Insured: Connie Lee)
    Alaska       (0.30%)
 2,500,000     North Slope Borough G.O. Refunding Series 1992-A, 5.80% due 6/30/02 (Insured: MBIA)        Aaa/AAA       2,651,550
   Arizona           (2.30%)
 1,250,000     Arizona Educational Loan Marketing Corporation Revenue Series 1992-A, 6.70% due 3/1/00      Aa2/NR       1,298,425
 2,320,000     Arizona Municipal Finance Program Certificate of Participation Series 15, 8.65% due        Aaa/AAA       2,863,646
               8/1/04 (Flagstaff Project; Insured: BIG)
   235,000     Glendale Arizona Water and Sewer Revenue, 9.00% due 7/1/03                                 Aaa/AAA         285,896
   685,000     Maricopa County Certificate of Participation, 5.625% due 6/1/00                          Baa1/BBB+         697,857
   500,000     Maricopa County School District # 40 - Glendale General Obligation, 0% due 7/1/00           Baa1/A         459,790
   750,000     Maricopa County School District # 40 - Glendale General Obligation, 0% due 1/1/01           Baa1/A         673,747
 1,000,000     Maricopa County Unified School District # 48, 7.75% due 7/1/03                              Aa2/AA       1,159,910
   500,000     Maricopa County Unified School District # 48 G.O., 5.60% due 7/1/03                         Baa1/A         530,365
 1,390,000     Maricopa County Unified School District # 97, 0% due 7/1/98 (Insured: FGIC)                Aaa/AAA       1,389,861
 2,000,000     Maricopa County/Paradise Valley Unified School District General Obligation Refunding       Aaa/AAA       1,763,780
               Series 1992, 0% due 7/1/01 (Insured: AMBAC)
 3,800,000     Maricopa School District # 41, 0% due 7/1/01 (Insured: FGIC)                               Aaa/AAA       3,351,182
 1,550,000     Maricopa School District # 41 - General Obligation, 0% due 7/1/99 (Insured: FGIC)             A1/A       1,489,209
   710,000     Mohave County Certificate of Participation, 4.90% due 7/1/98                                NR/BBB         710,014
   730,000     Mohave County Certificate of Participation, 5.10% due 7/1/99                                NR/BBB         735,461
 2,000,000     Pima County/Tucson Unified School District # 1 School Improvement Series 1992-D, 5.50%     Aaa/AAA       2,103,900
               due 7/1/02 (Insured: FGIC)
 1,000,000     Show Low Arizona Industrial Development Authority Hospital Revenue Series A, 5.125% due       NR/A       1,028,170
               12/1/07 (Navapache Regional Medical Center Project; Insured: ACA)
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.20% due 6/1/99                    NR/BB         179,053
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.25% due 6/1/00                    NR/BB         182,508
 1,200,000     Tucson Water System Revenue Refunding Series 1992, 5.80% due 7/1/99                          A1/A+       1,225,776
  Arkansas           (0.40%)
 1,000,000     Arkansas State General Obligation College Savings, 0% due 6/1/02                            Aa3/AA         845,110
 2,645,000     Little Rock Arkansas Hotel And Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/09     A/NR       3,191,616
California          (13.00%)
 2,145,000     Antelope Valley Hospital Revenue Bond, 5.50% due 1/1/07 (Insured: FSA)                     Aaa/AAA       2,299,869
 1,000,000     California Health Facilities Financing Authority Series A, 7.40% due 7/1/01 (Episcopal       NR/A+       1,020,890
               Homes Project; Insured: California Mortgage Insurance)
 7,440,000     California Health Facilities Financing Authority Series 1991-D, 6.50% due 7/1/16           Aaa/AAA       8,104,541
               pre-refunded 7/1/01 @ 102 (Catholic Health Care Project; Insured: AMBAC)
 3,000,000     California Housing Financing Agency Revenue, 5.05% due 8/1/06                               Aaa/NR       3,050,460
   515,000     California Public Works Board Lease Revenue, 4.75% due 10/1/07                                A2/A         525,794
 2,000,000     California State General Obligation, 6.50% due 10/1/99                                       A1/A+       2,068,040
   350,000     California State General Obligation, 9.25% due 3/1/05                                        A1/A+         448,091
 1,100,000     California Statewide Communities Development Authority Certificate of Participation,       Aaa/AAA       1,076,889
               4.33% (inverse floater) due 1/1/02 (Motion Picture & Television Fund Project; Insured:
               AMBAC)
   870,000     California Statewide Community Development Authority Insured Health Facilities Revenue        NR/A         899,397
               Certificate of Participation Series 1992, 6.40% due 5/1/02 (Eskaton Properties
               Incorporated Phase II Project)
 1,000,000     Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due 1/1/27       NR/AAA       1,050,150
               put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)
   910,000     Fairfield-Suisun Sewer District Revenue Refunding Series A, 6.50% due 5/1/03 (Insured:     Aaa/AAA         984,329
               MBIA)
 7,125,000     Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05 (Verdugo Hills Project;              NR/A       7,947,510
               Guarantee: Industrial Indemnity)
 1,000,000     Los Angeles Transit Finance Corporation Certificate of Participation Series 1992-B,          A1/NR       1,019,810
               5.70% due 7/1/99
 1,995,000     Los Angeles Transportation Commission Certificate of Participation, 5.90% due 7/1/00         A1/NR       2,069,593
 2,500,000     Los Angeles Transportation Commission Certificate of Participation, 6.00% due 7/1/01         A1/NR       2,639,425
 1,500,000     Los Angeles Unified School District Certificates of Participation, 6.20% due 6/1/01 (Dr.      A2/A       1,586,625
               Francisco Bravo Medical Project)
 1,400,000     Los Angeles Wastewater Systems Revenue, 6.80% due 8/1/19 pre-refunded 8/1/98 @ 102          Aaa/A+       1,431,654
   500,000     Los Angeles Water and Power, 9.00% due 2/1/02                                               Aa3/A+         580,545
   500,000     Los Angeles Water and Power, 9.00% due 9/1/04                                               Aa3/A+         615,865
 5,710,000     Los Angeles Water and Power, 7.10% due 1/15/31 crossover refunded 1/15/01 @ 102             Aa3/A+       6,242,400
 1,500,000     MSR Public Power Agency Series F, 5.45% due 7/1/01 (San Juan Project; Insured: AMBAC)      Aaa/AAA       1,562,685
   265,000     New Haven Unified School District Certificates of Participation, 7.00% due 12/1/99         NR/BBB+         273,565
 8,300,000     Orange County Local Transportation Authority Sales Tax Revenue, 3.82% (inverse floater)    Aaa/AAA       8,276,096
               due 2/15/99 (Insured: FGIC)
 1,000,000     Orange County Local Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01           Aa/AA+       1,037,480
13,000,000     Orange County Recovery Certificates of Participation Series A, 5.50% due 7/1/02            Aaa/AAA      13,685,230
               (Insured: MBIA)
 2,500,000     Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured : MBIA)                        Aaa/AAA       2,598,775
 3,000,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA       3,138,780
 7,600,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       8,486,312
 5,200,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       5,871,580
 5,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.15% due            A2/A-       5,264,200
               11/1/14 put 11/1/01 (LOC: Industrial Bank of Japan)
 2,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35% due            A2/A-       2,052,120
               11/1/14 put 11/1/99 (LOC: Industrial Bank of Japan)
 1,875,000     Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00 (Insured: FSA)                  Aaa/AAA       1,934,006
 1,000,000     Palm Springs Housing Authority Revenue Tahquitz Crt Apts A, 4.90% due 9/1/23 put 9/01/03    NR/AAA       1,023,010
               (LOC: FHLB)
   500,000     Palomar Pomerado Health Systems Revenue, 0% due 11/1/03 (Insured: MBIA)                    Aaa/AAA         399,495
   500,000     Pomona Public Financing Authority Rev. Series P, 5.625% due 10/1/03                          NR/A-         531,540
 2,775,000     Redwood City Multi Family Housing Revenue Series 1985-B, 5.20% due 10/1/08 put 10/1/00       NR/A+       2,801,918
               (Redwood Shores Apartments Projects; Insured: Continental Casualty)
   750,000     Redwood City Public Financing Authority Local Agency Rev. Series B, 7.10% due 7/15/01        NR/A-         815,723
               (ETM)
 1,180,000     San Francisco Airport Improvement Corporation Lease Revenue Bond, 7.875% due 7/1/99        Aaa/AAA       1,202,526
               (United Airlines Project) (ETM)
 1,000,000     San Francisco Port Community Rev., 9.00% due 7/1/03                                         A/BBB+       1,207,550
 2,100,000     San Joaquin County Certificates of Participation, 5.50% due 9/1/99 (General Hospital         A3/A-       2,133,012
               Project)
 2,000,000     San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/01 (Insured: FSA) (ETM)         Aaa/AAA       2,079,840
   500,000     Santa Clara Certificates of Participation, 7.75% due 2/1/02 (Insured: MBIA)                Aaa/AAA         560,175
 4,180,000     Santa Margarita / Dana Point Authority Revenue Improvement District Series A, 9.50% due    Aaa/AAA       5,180,525
               8/1/03 (Insured: MBIA)
 1,000,000     Sonoma County Certificate of Participation Public Works Improvement Program, 5.875% due      NR/A+       1,033,520
               8/1/04 (Integrated Waste Project)
   750,000     Southern California Public Power Authority Rev., 6.75% due 7/1/01 (Power Project)              A/A         802,575
 2,000,000     Southgate Recreation & Park District Certification of Participation, 5.15% due 10/1/21       NR/A+       2,076,180
               pre-refunded 10/1/01 (Wildhawk Golf Club Project; LOC: U.S. Bank of California)
 1,000,000     University California Certificates of Participation, 10.00% due 11/1/03 (UCLA Center        Aa3/NR       1,270,750
               Chiller/Cogen Project)
   510,000     University California Revenue Series A, 11.00% due 9/1/99                                    NR/A+         551,330
   780,000     University California Revenue Series A, 6.30% due 9/1/00                                     NR/A+         816,676
  Colorado           (3.90%)
   500,000     Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/01 (ETM)                           NR/NR         533,150
   385,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/98                       NR/CC         366,635
   390,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/99                       NR/CC         346,714
 2,355,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90% due 3/1/01      Aaa/AAA       2,447,693
               (Insured: MBIA)
 1,465,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00% due 3/1/02      Aaa/AAA       1,526,691
               (Insured: MBIA)
   490,000     Castle Pines Metropolitan District General Obligation Refunding & Improvement, 7.50% due   Aaa/AAA         515,588
               12/1/99 (Insured: FSA)
   370,000     Colorado Health Facilities Authority Revenue Refunding National Benevolent Association     Baa1/NR         366,359
               B, 4.90% due 2/1/08
 2,000,000     Colorado Housing Finance Authority Capital Appreciation Series A, 0% due 11/1/01           Aa1/AA-       1,660,480
 2,540,000     Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                                A/NR       2,673,706
 3,230,000     Colorado Student Obligation Bond Authority Revenue Series 1994-L, 5.90% due 9/1/00            A/NR       3,344,536
 2,435,000     Colorado Student Obligation Bond Authority Student Loan Revenue Series B, 5.90% due           A/NR       2,548,982
               9/1/02
 1,240,000     Colorado Student Student Loan Revenue Series 1992-B, 6.20% due 9/1/98                         A/NR       1,245,059
   840,000     Colorado Student Student Loan Revenue Series 1992-B, 6.40% due 9/1/99                         A/NR         863,755
 1,080,000     Denver City & County Industrial Development Revenue, 7.40% due 3/1/03 (University of         NR/A-       1,176,552
               Denver Project)
 1,155,000     Denver City & County Industrial Development Revenue, 7.50% due 3/1/04 (University of         NR/A-       1,261,133
               Denver Project)
 1,185,000     Denver City & County Industrial Development Revenue, 7.60% due 3/1/05 (University of         NR/A-       1,298,629
               Denver Project)
   335,000     Denver City & County Industrial Development Revenue, 6.40% due 12/1/10                       NR/A+         344,072
 3,500,000     Denver City & County Industrial Development Revenue, 5.375% due 7/1/11 put 7/1/00           NR/A1+       3,570,805
               (Translogic Corporation Project; LOC: Commerzbank)
 2,460,000     Denver School District #1 Certificate of Participation Series 1996, 5.50% due 12/15/02     Aaa/AAA       2,593,849
               (Insured: AMBAC)
   500,000     El Paso County School District General Obligation # 20 Series B, 8.25% due 12/15/04         Aa3/NR         607,090
               (State Aid Withholding)
   560,000     Highlands Ranch Metro District #1 Refunding, 5.25% due 9/1/03 (Insured: AMBAC)             Aaa/AAA         586,768
 2,175,000     Highlands Ranch Metro District #2 General Obligation, 6.00% due 6/15/04 (Insured: FSA)     Aaa/AAA       2,369,880
 1,000,000     University of Colorado Certificate of Participation, 7.10% due 12/1/99 pre-refunded          A2/NR       1,034,230
               12/1/98
 2,725,000     Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/15 put 9/1/06          NR/AA-       2,869,616
               (Semper Village Apartments Project; Insured: AXA)
 1,350,000     Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/01                NR/AA-       1,410,993
Connecticut          (1.90%)
 1,685,000     Bridgeport General Obligation, 6.00% due 3/1/05 (Insured: AMBAC)                           Aaa/AAA       1,846,390
 1,325,000     Bridgeport General Obligation, 6.00% due 3/1/06 (Insured: AMBAC)                           Aaa/AAA       1,462,548
 1,045,000     Capitol Region Education Council, 6.375% due 10/15/05                                       NR/BBB       1,123,877
   695,000     Connecticut Housing Finance Authority Series 1988-B, 6.90% due 11/15/98                      Aa/AA         699,385
   700,000     Connecticut Resource Recovery Authority, 7.125% due 11/15/08 (Wallingford Project; LOC:     Aa2/AA         714,658
               National Westminster)
 1,000,000     Connecticut Special Tax Obligation Revenue Series C, 7.40% due 10/1/04 pre-refunded         NR/AAA       1,029,380
               10/1/98
 5,540,000     Connecticut State Special Tax Obligation Series 1989-B, 0% due 7/1/99 (Transportation      Aaa/AAA       5,330,034
               Infrastructure Project; Insured: AMBAC)
 5,000,000     Connecticut Unemployment Compensation Advance Fund Refunding Revenue Series 1996-A,        Aaa/AAA       5,205,650
               5.50% due 5/15/01 (Insured: AMBAC)
   500,000     New Haven General Obligation, 9.50% due 11/15/03                                          Baa1/BBB         614,785
  Delaware           (0.20%)
 1,500,000     Delaware Solid Waste System Revenue, 6.00% due 7/1/03 (Insured: MBIA)                      Aaa/AAA       1,620,690
               District of          (1.80%)
    60,000     District Columbia Pre-refunded Refunding Series A - 3, 4.90% due 6/1/00                     Ba1/BB          60,969
    25,000     District Columbia Pre-refunded Series B, 7.10% due 6/1/00 (Insured: FSA)                   Aaa/AAA          26,450
   500,000     District Columbia Hospital Revenue Refunding Medlantic Healthcare Group A, 6.00% due       Aaa/AAA         547,750
               8/15/07 (Insured: MBIA)
   110,000     District Columbia Pre-refunded Series A, 5.30% due 6/1/00                                   Ba1/BB         112,646
 1,120,000     District Columbia Revenue Bonds, 5.00% due 1/1/04 (American Association for Advancement    Aaa/AAA       1,151,427
               of Science Project; Insured: AMBAC)
 1,235,000     District Columbia Revenue Bonds, 5.50% due 1/1/06 (American Association for Advancement    Aaa/AAA       1,309,681
               of Science Project; Insured: AMBAC)
 1,195,000     District Columbia Unrefunded Balance, 4.90% due 6/1/00                                      Ba1/BB       1,206,054
 1,390,000     District Columbia Unrefunded Balance, 5.30% due 6/1/00                                      Ba1/BB       1,412,990
   975,000     District Columbia Unrefunded Balance, 7.10% due 6/1/00 (Insured: FSA)                      Aaa/AAA       1,028,586
   275,000     District of Columbia Association of American Medical Colleges, 7.20% due 2/15/01            NR/AA-         294,214
 3,440,000     District of Columbia Certificate of Participation Series 1993, 6.875% due 1/1/03            NR/BB-       3,593,011
 1,000,000     District of Columbia General Obligation 1988 Series A, 7.65% due 12/1/03 (Insured: MBIA)   Aaa/AAA       1,036,460
 1,505,000     District of Columbia General Obligation Capital Appreciation Refunding, 0% due 6/1/02      Aaa/AAA       1,270,431
               (Insured: MBIA)
 2,000,000     District of Columbia General Obligation Refunding Series A, 5.50% due 6/1/01 (Insured:     Aaa/AAA       2,074,560
               FSA)
 1,000,000     District of Columbia Revenue, 6.00% due 7/15/03 (Childrens Hospital Project; Insured:      Aaa/AAA       1,074,420
               FGIC)
 1,330,000     District of Columbia Revenue, 6.00% due 8/15/05 (Medlantic Healthcare Project; Insured:    Aaa/AAA       1,450,378
               MBIA)
   Florida           (2.70%)
   200,000     Alachua County Health Facilities Revenue, 7.00% due 12/1/01 (Shands Hospital & Clinics      NR/AAA         209,898
               Project) (ETM)
   425,000     Brevard County Tourist Development Tax Revenue Series 1993, 6.325% due 3/1/03 (Florida       NR/NR         446,803
               Marlins Training Facilities)
   620,000     Cape Coral Special Assessment Water Improvement, 6.50% due 7/1/98 (Insured: MBIA)          Aaa/AAA         620,043
 3,000,000     Collier County School Board Certificates of Participation, 5.50% due 2/15/03 (Insured:     Aaa/AAA       3,137,940
               FSA)
 5,000,000     Dade County Solid Waste System Special Obligation Revenue, 5.25% due 10/1/03 (Insured:     Aaa/AAA       5,249,650
               AMBAC)
   200,000     East County Water Control District Lee County Drain, 5.50% due 11/1/03 (LOC: Asset           NR/AA         211,616
               Guaranty)
 1,525,000     Escambia County Health Facilities Series A, 8.70% due 10/1/14 partially pre-refunded       NR/BBB+       1,572,214
               10/01/98 (Baptist Hospital Project)
 1,500,000     Florida Housing Development Authority, 6.25% due 12/1/06 (Hammock's Place Project)          NR/AAA       1,565,085
 1,940,000     Florida Housing Finance Authority Series 1987, 4.85% due 2/1/08 put 2/1/01 (Guaranteed:      NR/AA       1,957,518
               Connecticut General)
 3,100,000     Florida Housing Finance Authority Multi Family Housing Revenue, 5.10% due 4/1/13 put        NR/AA-       3,163,922
               4/01/02 (Park Colony Project; LOC: Mellon Bank)
   150,000     Hillsborough County Utility Refunding Rev, 9.75% due 12/1/03 (Insured: MBIA)               Aaa/AAA         179,868
   550,000     Jacksonville Port Authority Rev., 7.625% due 11/1/02 (Insured: MBIA)                       Aaa/AAA         627,385
 1,000,000     Jacksonville Port Authority Rev., 7.625% due 11/1/03 (Insured: MBIA)                       Aaa/AAA       1,165,660
 1,000,000     Lee County School Board Certificate of Participation, 6.20% due 8/1/00 (Insured: FSA)      Aaa/AAA       1,045,410
 1,195,000     Lee County School Board Certificate of Participation, 6.30% due 8/1/01 (Insured: FSA)      Aaa/AAA       1,274,718
   315,000     Martin County Combined Special Assessment Series 1990-A, 8.125% due 3/1/01                   NR/NR         336,521
   940,000     Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/06              NR/A+       1,024,121
               (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC: Allied Irish Bank)
   250,000     Pasco County Florida School Board Certificate of Participation Series A, 6.10% due         Aaa/AAA         264,940
               8/1/01 (Insured: FSA)(ETM)
 1,310,000     Port Orange Florida Water and Sewer Revenue Refunding, 5.50% due 10/1/09 (Insured: AMBAC) Aaa/AAA        1,385,875
   500,000     Volusia County School Board Certificates of Participation, 10.00% due 8/1/00 (Master       Aaa/AAA         559,655
               Lease Program Project; Insured: FSA)
  Georgia           (0.20%)
 1,590,000     Burke County Development Authority Pollution Control Revenue, 6.25% due 1/1/03 (Insured:   Aaa/AAA       1,717,057
               MBIA)
   600,000     Gwinnett County Dev Auth Rev, 6.95% due 6/1/01 (Mead Corp. Project) (ETM)                    NR/NR         622,476
     Guam           (0.10%)
   800,000     Guam Government General Obligation Series A, 5.90% due 9/1/05                               NR/BBB         806,560
    Hawaii           (1.30%)
 2,000,000     Hawaii Airport System Revenue Refnding, 5.10% due 7/1/99 (Insured: MBIA)                   Aaa/AAA       2,028,500
 2,000,000     Hawaii General Obligation Refunding, 5.00% due 4/1/08 (Insured: MBIA)                      Aaa/AAA       2,068,520
 6,000,000     Hawaii Refunding Series CB, 5.00% due 1/1/00                                                 A1/A+       6,091,020
   435,000     Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 7.125% due      NR/BBB-         435,026
               7/1/98 (Wahiawa General Hospital Project)
 1,500,000     Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 5.70% due           A/A       1,579,140
               7/1/03 (Kapiolani Health Care System Project)
   500,000     Honolulu City & County Series A, 7.25% due 7/1/00                                           Aa2/AA         530,550
    Idaho           (0.70%)
   700,000     Boise Idaho Urban Renewal Agency Package Revenue Tax Increment Series A, 6.00% due 9/1/02 NR/BBB+          743,561
 4,980,000     Idaho Falls Electric Revenue Refunding, 0% due 4/1/00 (Insured: FGIC)                      Aaa/AAA       4,643,601
   835,000     Idaho Housing Agency Single Family Mortgage Subordinated Series D-1, 5.90% due 7/1/06       Aa2/NR         873,427
   530,000     Idaho Student Loan Marketing Association Refunding Revenue Series 1992, 6.40% due 10/1/99 NR/NR            541,517
  Illinois           (4.80%)
 1,800,000     Chicago Illinois General Obligation, 5.50% due 1/1/04 (Insured: AMBAC)                     Aaa/AAA       1,903,950
 5,000,000     Chicago Illinois O'Hare International Airport Special Facility Revenue Refunding           Aaa/AAA       5,179,250
               International Terminal, 5.50% due 1/1/08 (Insured: AMBAC)
 5,000,000     Chicago Illinois O'Hare International Airport Special Facility Revenue Refunding           Aaa/AAA       5,134,250
               International Terminal, 5.50% due 1/1/10 (Insured: AMBAC)
 2,000,000     Cook County Community College District 508, 8.40% due 1/1/01 (Insured: FGIC)               Aaa/AAA       2,202,400
 1,800,000     Cook County Community College District 508 COP, 8.50% due 1/1/02 (Insured: FGIC)           Aaa/AAA       2,050,002
 3,350,000     Cook County Community Unified School District 401 Series 1996, 0% due 12/1/03 (Insured:    Aaa/AAA       2,643,317
               FSA)
   595,000     Cook County Illinois School District 100, 8.20% due 12/1/05 (Insured: FSA)                  Aaa/NR         732,873
   715,000     Du Page County Illinois High School, 5.75% due 12/1/06                                      Aa3/NR         777,555
   760,000     Du Page County Illinois High School, 5.75% due 12/1/07                                      Aa3/NR         827,990
   870,000     Du Page County Illinois School District Capital Appreciation, 0% due 2/1/06 (Insured:       Aaa/NR         611,593
               FGIC)
   925,000     Illinois Health Facilities Authority Revenue, 5.25% due 5/1/99 (Galesburg Cottage          Baa2/AA         936,951
               Hospital Project; Insured: Asset Guaranty)
 2,000,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02 (Trinity       Baa2/BBB       2,144,980
               Medical Center Project)
   500,000     Illinois Health Facilities Authority Revenue, 5.20% due 10/1/03 (Illinois Masonic            A3/A-         516,885
               Medical Center Project)
 1,000,000     Illinois Health Facilities Authority Revenue Refunding Friendship Village Schaumburg,        NR/NR       1,054,720
               6.25% due 12/1/04
 1,155,000     Illinois Health Facilities Authority Revenue The Carle Foundation Series A, 5.25% due      Aaa/AAA       1,205,508
               7/1/07 (Insured: AMBAC)
 4,000,000     Illinois Health Facilities Authority Revenue Edgewater Med Center Series A, 4.70% due       Aa1/NR       4,020,960
               7/1/31 put 7/01/04
   875,000     Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/05               NR/NR         951,816
               (Community Provider Pooled Loan Program Project)
 9,105,000     Lake County Forest Preserve District Capital Appreciation, 0% due 12/1/06                  Aa2/AA+       6,218,715
   500,000     Metropolitan Pier and Exposition Authority Dedicated State Tax Rev., 0% due 12/15/01       Aaa/AAA         432,030
               (Insured: MBIA)
 2,445,000     Naperville City, Du Page & Will Counties Economic Dev. Rev., 6.10% due 5/1/08 (Hospital     NR/AA-       2,674,048
               and Health System Association Project; LOC: American National Bank)
 2,800,000     Rosemont General Obligation Series B, 5.40% due 12/1/05                                        A/A       2,968,224
   900,000     Will & Kendall Counties Community School District 202 General Obligation, 5.45% due        Aaa/AAA         931,257
               1/1/05 (Insured: AMBAC)
   Indiana           (5.20%)
 1,250,000     Brownsburg School Building Corporation First Mortgage, 5.375% due 8/1/07                      NR/A       1,313,650
 1,175,000     Brownsburg School Building Corporation First Mortgage, 5.375% due 2/1/07                      NR/A       1,232,152
 1,255,000     Columbus School Building Corporation, 5.50% due 1/15/02 (Insured: MBIA)                    Aaa/AAA       1,309,831
 1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage, 0% due 1/15/06       NR/A       1,310,259
   770,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage Refunding, 0%      Aaa/AAA         485,362
               due 1/5/08 (Insured: MBIA)
 1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage Refunding, 0%      Aaa/AAA       1,144,346
               due 7/5/08 (Insured: MBIA)
   895,000     Gary Indiana Judgement Funding General Obligation, 6.60% due 6/15/99                         NR/NR         915,818
   570,000     Gary Indiana Judgement Funding General Obligation, 6.60% due 12/15/99                        NR/NR         588,981
 2,305,000     Hammond Multi-School Building Corp First Mortgage Refunding Bond Series 1997, 6.00% due       NR/A       2,535,177
               7/15/08 (Lake County Project)
 1,080,000     Indiana Bond Bank Series B, 7.25% due 2/1/01 (Special Loan Program)                          NR/A+       1,104,052
 1,120,000     Indiana Bond Bank Special Program Series 1992-B, 5.60% due 8/1/99                            NR/A+       1,141,067
 1,000,000     Indiana Bond Bank State Revolving Fund Series 1993-A, 5.30% due 2/1/99                      NR/AAA       1,009,990
 2,640,000     Indiana Bond Bank State Revolving Fund Series 1993-A, 5.50% due 2/1/00                      NR/AAA       2,703,862
 1,500,000     Indiana Health Facilities Revenue, 5.55% due 7/1/01 (Marion General Hospital Project;      Aaa/AAA       1,561,725
               Insured: MBIA)
 1,500,000     Indianapolis Economic Development Revenue, 5.30% due 12/1/07 (FNMA Pass-Thru Certificate) Aaa/AAA        1,537,620
 1,220,000     Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/05                    Aa/AA-         891,515
 1,240,000     Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/06                    Aa/AA-         863,052
 6,200,000     Indianapolis Local Public Improvement Bond Bank Trans Rev Series 1996, 6.00% due 1/10/01     NR/NR       6,247,058
 2,200,000     Indianapolis Resource Recovery Revenue, 6.75% due 12/1/04 (Ogden Martin System, Inc.       Aaa/AAA       2,481,072
               Project; Insured: AMBAC)
 1,025,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,074,836
               due 7/5/06
 1,075,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,118,828
               due 7/5/07
 1,135,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,182,556
               due 7/5/08
 1,645,000     Logansport Multi-Purpose School Building Corporation First Mortgage Refunding Series          NR/A       1,708,974
               1992, 5.50% due 7/1/01
   955,000     Mishawaka School First Mortgage, 6.25% due 7/15/06                                            NR/A       1,057,873
 1,015,000     Mishawaka School First Mortgage, 6.25% due 7/15/07                                            NR/A       1,129,776
   535,000     New Albany Floyd County School Building Corp., 6.20% due 7/1/03 (ETM)                         NR/A         582,326
 1,660,000     Noblesville High School Building Corp. First Mortgage Bond Series 1997 Refunding First     Aaa/AAA       1,796,535
               Mortgage, 5.75% due 1/5/06 (Insured: AMBAC)
 1,820,000     Noblesville High School Building Corp. First Mortgage Bond Series 1997 Refunding First     Aaa/AAA       1,978,012
               Mortgage, 5.75% due 7/5/06 (Insured: AMBAC)
 1,295,000     Seymour Community High School Building Corporation Refunding First Mortgage, 5.50% due     Aaa/AAA       1,386,608
               7/5/08 (Insured: FSA)
 1,820,000     Westfield Elem. School Building Corp. First Mtg Series 1997, 6.80% due 7/15/07 (Insured:   Aaa/AAA       2,116,933
               AMBAC)
 1,385,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,456,230
               7/10/06 (Insured: FSA)
 1,470,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,544,353
               7/10/07 (Insured: FSA)
 1,575,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,655,183
               7/10/08 (Insured: FSA)
     Iowa           (1.50%)
   500,000     Davenport Hospital Revenue A Series, 6.90% due 7/1/99 (St. Luke's Hospital Project;        Aaa/AAA         515,950
               Insured: AMBAC)
 1,225,000     Des Moines Hospital Revenue Refunding S Series 1996-A, 6.25% due 11/15/04 (Des Moines       Aa2/NR       1,345,430
               General Hospital Project; LOC: Norwest)
 1,500,000     Iowa Certificate of Participation, 6.10% due 7/1/01 (Insured: AMBAC)                       Aaa/AAA       1,583,085
   875,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series A, 6.35% due       Aa1/NR         919,721
               3/1/01
 2,000,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series C, 6.80% due      Aaa/AAA       2,147,520
               12/1/02
 2,675,000     Marion Commercial Development Revenue Refunding Series 1991-A, 7.25% due 1/1/14 put          NR/A+       2,796,418
               7/1/02 (Collins Road Project; Insured: Trygg-Hansa)
   500,000     Muscatine Electric Revenue, 9.50% due 1/1/04 (ETM)                                         Aaa/AAA         583,040
 4,445,000     Muscatine Electric Revenue Refunding Series 1992, 5.40% due 1/1/00 (Insured: AMBAC)        Aaa/AAA       4,543,368
    Kansas           (0.90%)
   500,000     Johnson County Unified School Dstrict No. 233 Series B, 6.10% due 3/1/99                     A1/A+         502,075
 1,000,000     Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/04 (Ash Grove Cement           NR/NR       1,046,660
               Project)
 2,000,000     Lenexa Industrial Revenue Series 8/1/83, 9.50% due 8/1/98 (J.C. Nichols Co. Project)         NR/NR       2,008,800
 1,000,000     Sedgwick County Unified School District 265, 8.20% due 10/1/03 (Insured: FSA)              Aaa/AAA       1,185,040
 3,960,000     Topeka Multi Family Housing Revenue Refunding Series 1991-A, 7.25% due 4/1/21 put             NR/A       4,115,628
               4/1/02  (Fleming Court Project; Insured: Trygg-Hansa)
 Kentucky           (0.90%)
 4,500,000     Jefferson County Insured Hospital Revenue Series 1992 Revenue, 7.922% due 10/1/02          Aaa/AAA       5,113,125
               (Alliant Health Systems Project; Insured: MBIA) (Inverse Floater)
 1,000,000     Kentucky State Turnpike Authority Res Rec Rev, 0% due 7/1/06 (Insured: FGIC)               Aaa/AAA         703,680
 2,090,000     Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/03 (Paul B. Hall Medical       NR/NR       2,305,688
               Center Project; Guaranteed: Health Management Associates)
 Louisiana           (4.10%)
 2,475,000     East Baton Rouge Louisiana Sales Tax Series, 8.00% due 2/1/06 (Insured: FGIC)              Aaa/AAA       3,024,598
 2,020,000     East Baton Rouge Public Improv. Sales Tax Series 1993-A, 8.00% due 2/1/00 (Insured: FGIC) Aaa/AAA        2,143,523
 2,165,000     East Baton Rouge Public Improv. Sales Tax Series 1993-A, 8.00% due 2/1/01 (Insured: FGIC) Aaa/AAA        2,368,402
 1,000,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/05 (Insured: FGIC)           NR/AAA       1,101,520
 1,040,000     Jefferson Parish School Board Refunding, 0% due 3/1/08 (Insured: FSA)                       NR/AAA         663,655
   220,000     Lafayette Parish Louisiana Law Enforcement District Special Tax Certificates                  NR/A         220,418
               Indebtedness, 6.00% due 3/1/99
 1,000,000     Louisiana Offshore Authority Deepwater Port Rev. Series B, 6.25% due 9/1/04                 Baa1/A       1,088,240
 1,065,000     Louisiana PFA Multi Family Housing, 5.95% due 3/15/19 (Oakleigh Apts. Project; Insured:     NR/AA-       1,113,010
               AXA)
 2,485,000     Louisiana PFA Student Loan Revenue Series A-1, 5.90% due 3/1/99                             Aaa/NR       2,511,937
 3,525,000     Louisiana PFA Student Loan Revenue Series A-1, 6.10% due 3/1/00                             Aaa/NR       3,631,667
 5,000,000     Louisiana Public Facilities Authority Health and Ed Cap Fac Revenue Series 1985, 5.00%     Aaa/AAA       5,126,650
               due 12/1/15 put 6/1/02 (Insured: AMBAC)
 1,200,000     Louisiana Public Facilities Authority Hospital, 3.67% due 7/1/99 (St. Francis Medical      Aaa/AAA       1,192,644
               Center Project; Insured: FSA)(Inverse Floater)
 1,100,000     Louisiana Public Facilities Authority Hospital, 3.92% due 7/1/00 (St. Francis Medical      Aaa/AAA       1,087,383
               Center Project; Insured: FSA)(Inverse Floater)
 1,000,000     Louisiana Public Facilities Authority Hospital Revenue and Refunding, 3.37% due 7/1/98     Aaa/AAA         999,980
               (St. Francis Medical Center Project; Insured: FSA)(Inverse Floater)
 1,300,000     Louisiana Public Facilities Authority Hospital Revenue and Refunding, 4.12% due 7/1/01     Aaa/AAA       1,278,628
               (St. Francis Medical Center Project; Insured: FSA)(Inverse Floater)
 2,450,000     Louisiana Recovery District Sales Tax Refunding Series 1992, 5.70% due 7/1/98               Aaa/NR       2,450,123
   500,000     Louisiana State University Agricultural & Mechanical College Board, 7.70% due 4/15/02        NR/NR         560,705
               (ETM)
 2,125,000     Louisiana Unlimited Tax General Obligation Series A, 6.00% due 8/1/01 (Insured: FGIC)      Aaa/AAA       2,242,109
 4,800,000     Orleans Levee District Public Improvement Trust Receipts Series 1995-A, 5.95% due          Aaa/AAA       5,077,632
               11/1/01 (Insured: FSA)
   460,000     Ouachita Parish Hospital District 1 Series 1991, 7.25% due 7/1/01                             NR/A         499,735
   600,000     St Tammany Parish Louisiana Sales Tax, 5.75% due 4/1/06 (Insured: FGIC)                    Aaa/AAA         650,628
     Maine           (0.40%)
 2,970,000     Maine Finance Authority MFHR Series 1998, 5.25% due 9/1/18 put 9/1/99 (Back Bay Tower        A3/NR       3,036,617
               Project; LOC: Sakura Bank)
   500,000     Regional Waste Systems Incorporated Series A-C, 7.30% due 7/1/98                             NR/AA         500,050
  Maryland           (0.50%)
 2,000,000     Howard County Maryland Multifamily Housing Revenue, 7.00% due 7/1/24 put 7/1/04 (Chase     Baa2/NR       2,219,220
               Glen Project; Guaranty: Avalon Prop.)
 1,000,000     Maryland Health and High Educational Facility Authority, 4.75% due 7/1/21 put 3/1/01          NR/A       1,015,970
               (Stella Maris Project; LOC: First Natl Bank)
 1,105,000     Washington Suburban Sanitary District Series 1994, 8.75% due 6/1/99                         Aa1/AA       1,155,841
 Massachuset          (5.00%)
 1,000,000     Boston FHA Insured City Hospital Revenue Series A, 7.15% due 2/15/01 pre-refunded           Aaa/NR       1,083,700
               8/15/00 (Boston City Hospital Project)
 1,600,000     Boston General Obligation Series A, 7.60% due 2/1/04 pre-refunded 2/1/99                     NR/A+       1,668,256
 1,000,000     Boston General Obligation Series A, 7.25% due 7/1/99                                         A1/A+       1,022,820
 3,140,000     Boston Revenue City Hospital, 7.65% due 2/15/10 pre-refunded 8/15/00                        Aaa/NR       3,431,832
    75,000     Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due 10/15/11       Baa3/BBB          84,133
 1,440,000     Holyoke General Obligation, 7.35% due 8/1/02 pre-refunded 8/1/01                           Baa2/NR       1,599,710
   380,000     Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due 6/1/01                Baa2/NR         401,504
   300,000     Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/01                        Baa2/NR         314,571
 1,060,000     Lynn General Obligation, 7.00% due 1/15/04                                                 Baa1/NR       1,181,306
   600,000     Massachusetts Education Loan Revenue Series 1985-C, 7.875% due 6/1/03 (LOC: Rabobank        NR/AAA         617,082
               Nederland)
 2,000,000     Massachusetts General Obligation Consolidated Loan of 1991 Series B, 0% due 6/1/01         Aa3/AA-       1,775,000
   500,000     Massachusetts General Obligation Consolidated Loan Series D, 6.50% due 7/1/02              Aa3/AA-         542,285
 2,000,000     Massachusetts General Obligation Consolidated Series 1987-A, 5.75% due 3/1/99              Aa3/AA-       2,028,660
 3,000,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/00       Aa3/AA-       2,751,240
 2,500,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/02       Aa3/AA-       2,099,625
 5,000,000     Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/26 put 5/1/02         NR/A-1       5,140,100
               (Orchard Cove Project; LOC: Fleet National Bank)
 2,500,000     Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45% due 7/1/01 (Insured:     Aaa/AAA       2,595,875
               FSA)
 1,245,000     Massachusetts State Health & Education Facilities Authority Series B, 6.875% due 7/1/99       A1/A       1,283,309
               (Charlton Hospital Project)
 1,465,000     Massachusetts State Health & Education Facilities Authority Series B, 6.70% due 7/1/98        A1/A       1,465,117
               (Charlton Hospital Project)
 2,545,000     Massachusetts State Health & Educational Facilities Authority Series B, 5.50% due            NR/NR       2,615,547
               5/15/11 put 5/15/01 (Community Health Capital Fund Project; LOC: First National Bank of
               Boston)
 1,790,000     New Bedford Industrial Revenue, 7.42% due 7/1/02 (Aerovox Corporation Project)               NR/NR       1,809,708
 3,000,000     New England Education Loan Marketing Corporation Student Loan Revenue Series 1993-B,         A1/A-       3,062,850
               5.40% due 6/1/00
 1,000,000     New England Educational Loan Marketing Corporation Student Loan Revenue Series 1992-F,       Aa/NR       1,081,220
               6.50% due 9/1/02
   425,000     South Essex Sewer District General Obligation, 9.00% due 12/1/98                           Baa1/NR         434,490
   295,000     South Essex Sewer District General Obligation, 9.00% due 12/1/99                           Baa1/NR         315,736
   550,000     Springfield General Obligation, 7.75% due 5/1/99                                           Baa3/NR         567,787
   250,000     Springfield General Obligation, 7.75% due 5/1/00                                           Baa3/NR         265,643
   300,000     Springfield General Obligation, 7.75% due 5/1/01                                           Baa3/NR         327,456
   300,000     Springfield General Obligation, 7.80% due 5/1/02                                           Baa3/NR         332,229
 1,500,000     Taunton General Obligation, 8.00% due 2/1/06 (Insured: MBIA)                               Aaa/AAA       1,838,505
 2,000,000     University of Massachusetts Bldg. Authority Ref Revenue Series 1991-A, 6.80% due 5/1/99     Aa3/A+       2,051,960
 1,000,000     University of Massachusetts Bldg. Authority Ref Revenue Series 1991-A, 7.15% due 5/1/03     Aa3/A+       1,125,820
 1,250,000     Worcester Municipal Purpose Loan of 1991 General Obligation, 6.80% due 5/15/01 (Insured:   Aaa/AAA       1,342,825
               MBIA)
  Michigan           (1.70%)
 1,215,000     Dearborn Sewage Disposal Systems, 6.90% due 4/1/01 (Insured: MBIA)                         Aaa/AAA       1,305,165
 3,000,000     Detroit Economic Development Corp. Refunding, 7.00% due 6/1/12 put 6/1/002 (E.H.             NR/NR       3,179,520
               Associates Project; LOC: First Fed of Michigan)
 1,300,000     Detroit General Obligation Series, 8.50% due 4/1/00                                      Baa2/BBB+       1,393,483
   890,000     Kalamazoo Michigan Hospital Finance Authority Hospital Facility Revenue, 5.50% due          Aaa/NR         947,129
               5/15/08 (Bronson Methodist Hospital Project; Insured: MBIA)
 1,625,000     Kent Hospital Finance Authority Michigan Revenue Refunding Spectrum Health Series A,        Aa3/AA       1,691,641
               5.25% due 1/15/06
 1,265,000     Michigan State Hospital Finance Authority Revenue Refunding, 5.25% due 2/15/07 (Insured:    Aaa/NR       1,323,848
               MBIA)
 1,150,000     Michigan State Hospital Finance Authority Revenue 1991-A Garden City Hospital, 8.30% due    Ba3/NR       1,246,289
               9/1/02
 2,000,000     Wayne County Building Authority Limited Tax General Obligation Sinking Fund Series       Baa2/BBB+       2,278,640
               1992-A, 7.80% due 3/1/05 pre-refunded 3/1/02 @ 102
 1,055,000     Wayne County Wastewater Control System Limited Tax General Obligation Refunding, 7.875%  Baa2/BBB+       1,178,794
               due 5/1/02
 1,940,000     West Ottawa Public Schools General Obligation Unlimited Tax, 6.30% due 5/1/03 (Insured:    Aaa/AAA       2,112,078
               FGIC)
Minnesota           (1.70%)
 4,715,000     Burnsville MFHR Series 1991, 7.20% due 5/1/11 put 5/1/02 (The Atrium Project; Insured:       NR/A+       4,819,437
               Trygg-Hansa)
   825,000     Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/01 (LOC: Norwest Bank)          NR/NR         837,598
 1,500,000     Metropolitan Council Minneapolis - St. Paul Area Sports Facilities Revenue, 5.30% due          A/A       1,543,665
               10/1/00 (Hubert H. Humphery Metrodome Project)
 3,180,000     Minneapolis - St. Paul Housing & Redevelopment Authority Series 1993, 5.00% due 12/1/04      NR/A+       3,192,243
               put 12/1/98 (Corporate Partner Project; Guaranteed: Continental Insurance)
 2,500,000     Minneapolis - St. Paul Housing & Redevelopment Authority Single Family Mortgage Revenue     Aaa/NR       2,504,400
               Series 96-B, 5.125% due 6/1/32 put 6/1/00 (Insured: FNMA/GNMA)
 1,035,000     Minneapolis - St. Paul Single Family Housing Revenue Series A, 8.25% due 11/1/07            NR/AAA       1,064,880
   500,000     Minneapolis Community Development Agency Supported Dev. Rev. Ltd Tax - Common Bond           NR/A-         553,955
               Series G-3, 7.00% due 12/1/03
   435,000     Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/01 (Churchill Apartments Project;    NR/AAA         460,091
               FHA Mortgage Insurance)
 1,250,000     Minneapolis School District Certificate of Participation, 5.30% due 2/1/00                    A1/A       1,275,138
 Mississipi           (0.40%)
 1,000,000     Medical Center Education Building Corp. Rev., 7.00% due 12/1/00 (University of               NR/A-       1,065,630
               Mississippi Medical Center Project
 2,000,000     Mississippi High Education Assistance Corporation Student Loan Revenue Series 1992-B,         NR/A       2,044,580
               6.00% due 1/1/00
   700,000     Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60% due 1/1/01 (Rush      Baa3/NR         747,467
               Medical Foundation Project)
  Missouri           (1.20%)
 1,555,000     Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00% due        Aaa/AAA       1,701,854
               12/1/04 (Capital Improvement Project; Insured: MBIA)
 1,055,000     Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/02 (ETM)                NR/NR         906,140
 4,000,000     Missouri Higher Education Loan Authority Student Loan Revenue Refunding, 5.50% due           Aa/NR       4,077,480
               2/15/00
   255,000     Missouri State Enviromental Improvement & Energy Resources Authority Revenue Series         Aa1/NR         278,513
               1991-A, 6.50% due 12/1/02 (State Revolving Revenue Project)
   325,000     Missouri State Enviromental Improvement & Energy Resources Authority Revenue Series         Aa1/NR         355,885
               1991-A, 6.60% due 12/1/03 (State Revolving Revenue Project)
   680,000     Missouri State Housing Development Authority Revenue, 6.30% due 7/15/99                     Aa/AA+         689,908
 3,860,000     St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/08 put 12/1/00 (Westport       NR/A-       3,907,285
               Residence Project; Guaranteed: Lincoln National Corporation)
   Montana           (0.10%)
   425,000     Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due 12/1/01                A/NR         453,339
  Nebraska           (0.90%)
 1,500,000     Nebraska IFA Hospital Equipment Revenue, 6.85% due 3/1/02 (Insured: MBIA)                  Aaa/AAA       1,634,175
 1,175,000     Nebraska IFA Multi Family Housing Revenue 1985-B, 4.875% due 1/1/08 (FNMA:                  NR/AAA       1,178,102
               Collateralized)
 2,910,000     Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due 12/1/25    NR/AAA       3,035,770
               put 12/1/05 (Willow Park Apartments Project; FNMA Collateralized)
 2,500,000     Nebraska Public Power District Series 1993, 5.10% due 1/1/00                                 A1/A+       2,542,650
   Nevada           (0.30%)
 1,085,000     Washoe County Airport Authority Revenue Refunding, 5.30% due 7/1/00 (Insured: MBIA)        Aaa/AAA       1,111,680
 1,325,000     Washoe County Airport Authority Revenue Refunding, 5.45% due 7/1/01 (Insured: MBIA)        Aaa/AAA       1,374,674
   750,000     Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/02 (Insured: MBIA)        Aaa/AAA         788,318
 New Hampshi          (0.90%)
   500,000     New Hampshire Capital Appreciation General Obligation, 0% due 7/1/04                       Aa2/AA+         385,265
 5,000,000     New Hampshire Health and Educational Authority Revenue Bond Series B, 5.05% due 3/1/23       A2/NR       5,108,000
               put 3/1/03 (Riverwoods at Exeter Project; LOC: Banque Paribas)
 2,030,000     New Hampshire Industrial Development Authority Revenue, 6.40% due 12/1/09 put 12/1/99        NR/AA       2,105,029
               (Central Vermont Public Services; LOC: Toronto Dominion Bank)
   845,000     New Hampshire Industrial Development Authority Revenue Series 1995, 7.70% due 7/1/00         A1/NR         847,112
               (Electra/PJ-Allied Project)
 New Jersey        (0.80%)
   595,000     Hudson County Certificates of Participation, 6.20% due 6/1/03 (Corrections Facility        Aaa/AAA         644,028
               Project; Insured: MBIA)
 2,400,000     New Jersey EDA Refunding Revenue Series 1991, 6.875% due 10/1/14 put 10/1/98 (Fairway        A2/NR       2,405,688
               Corporation II Project; Guaranty: Provident Mutual Life)
 1,000,000     New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/03 (Christ     NR/AAA       1,117,520
               Hospital Project; Insured: Connie Lee)
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/04 (Kennedy Health       Aaa/AAA       1,078,190
               Systems)(Insured: MBIA)
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/05 (Kennedy Health       Aaa/AAA       1,085,620
               Systems)(Insured: MBIA)
 1,000,000     New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/01                         Baa1/BBB+       1,036,250
 New Mexico           (0.60%)
   250,000     Albuquerque Refuse Removal and Disposal Rev., 6.80% due 7/1/98 (Insured: AMBAC)            Aaa/AAA         250,020
   215,000     Las Cruces Gross Receipts Tax Revenue, 5.65% due 12/1/00                                       A/A         223,095
   261,000     Santa Fe County Office and Training Facilities Revenue, 9.00% due 7/1/98                    Aaa/NR         261,037
   273,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/99        Aaa/NR         280,363
               (ETM)
   285,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 7/1/99        Aaa/NR         299,965
               (ETM)
   298,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/00        Aaa/NR         320,290
               (ETM)
   326,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/01        Aaa/NR         364,374
               (ETM)
   650,000     Santa Fe Refuse Disposal Systems, 5.00% due 6/1/03                                           A3/NR         665,613
   775,000     Santa Fe Refuse Disposal Systems Improvement Revenue, 5.00% due 6/1/05                       A3/NR         791,786
   745,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/04                    NR/NR         792,099
   510,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/05                    NR/NR         548,576
   775,000     Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/06                    NR/NR         841,480
 New York           (6.00%)
   310,000     Amherst Industrial Development Authority Lease Revenue Bonds Series A, 5.25% due 10/1/08      NR/A         311,438
               (Pink Complex Project; LOC: Key Bank)
 1,785,000     Islip Resources Recovery Agency Series 85-D, 5.95% due 7/1/03 (Insured: AMBAC)             Aaa/AAA       1,925,801
   500,000     Metropolitian Transit Authority Services Contract Commuter Fac Rev, 7.00% due 7/1/02     Baa1/BBB+         544,675
 3,830,000     Nassau County New York General Improvement Series Y, 5.00% due 3/1/06 (Insured: FGIC)      Aaa/AAA       3,975,463
 3,000,000     New York Dorm Authority Revenue State University Educational Facilities, 5.25% due         Aaa/AAA       3,123,930
               7/1/02 (Insured: AMBAC)
 1,000,000     New York Dorm Authority Revenue State University Educational Facilities Series A, 7.00%      A3/A-       1,119,190
               due 5/15/04
   975,000     New York Med Care Facilities Finance, 6.00% due 11/15/02                                    Aa1/AA       1,044,820
 1,150,000     New York Medical Care Facilities Finance, 5.40% due 8/15/05 (Insured: FHA Mortgage           Aa/AA       1,207,431
               Project)
 7,240,000     New York State Dormitory Authority Series 1994-B, 6.00% due 7/1/24 put 12/5/99 (Miriam        A2/A       7,472,187
               Osborn Memorial Home Project; LOC: Banque Paribas)
 4,600,000     New York City General Obligation, 8.25% due 6/1/07 (Insured: FSA)                          Aaa/AAA       5,831,512
   255,000     New York City General Obligation Refunding, 8.25% due 11/1/99 (ETM)                         Aaa/A-         269,910
   500,000     New York City General Obligation Series A, 7.00% due 8/1/03                                A3/BBB+         558,400
   800,000     New York City General Obligation Series D, 6.30% due 2/1/01 (ETM)                         Aaa/BBB+         844,544
 1,960,000     New York City General Obligation Series D, 6.30% due 2/1/01                                A3/BBB+       2,060,666
   750,000     New York City General Obligation Series D, 5.70% due 8/1/02                                A3/BBB+         789,502
 1,150,000     New York City General Obligation Series E, 7.20% due 2/1/00                               Aaa/BBB+       1,209,397
    90,000     New York City General Obligation Series E, 7.20% due 2/1/00 (ETM)                          A3/BBB+          94,296
   785,000     New York City General Obligation Series E, 6.30% due 8/1/01                                A3/BBB+         836,425
 1,910,000     New York City General Obligation Series E, 6.30% due 8/1/01 (ETM)                        Aaa*/BBB+       2,025,899
 1,000,000     New York City General Obligation Series E, 7.00% due 8/1/04 (Insured: AMBAC)               Aaa/AAA       1,140,320
   250,000     New York City Health and Hospital Corp. Rev Series A, 6.00% due 2/15/05                  Baa3/BBB-         267,710
 1,500,000     New York Medical Care Facilities Finance Mental Health Services Facilities Series A,         A3/A-       1,612,680
               7.25% due 2/15/01
 1,525,000     New York State Dorm Authority, 6.00% due 2/1/04 (Millard Fillmore Hospital Project;        Aaa/AAA       1,646,970
               Insured: AMBAC)
 1,040,000     New York State Dorm Authority, 6.00% due 7/1/07 (Champlain Valley Physicians; Insured:      NR/AAA       1,156,064
               Connie Lee)
 1,900,000     New York State Dormitory Authority Revenue, 5.50% due 7/1/08 (Good Samaritan Hospital;     Baa1/AA       2,020,194
               Insured: Asset Guaranty)
   820,000     New York State Health Facilities Revenue Refunding 1990-A, 7.90% due 11/1/99              Baa/BBB+         843,952
 1,500,000     New York State Local Government Assistance Corporation Revenue Series D, 6.50% due 4/1/02 A3/A+          1,621,755
 1,320,000     New York State Thruway Authority General Revenue Special Obligation, 0% due 1/1/06          NR/BBB         925,412
 2,500,000     New York State Urban Development Corporation, 7.60% due 4/1/03 pre-refunded 4/1/01        Aaa/BBB+       2,779,100
   255,000     New York State Urban Development Corporation Revenue University Facilities Grants, 6.00% Baa1/BBB+         275,923
               due 1/1/06
 3,425,000     New York State Urban Development Corporation Series 7, 6.00% due 1/1/06                  Baa1/BBB+       3,706,021
 2,500,000     Syracuse Industrial Development Authority Pilot Revenue Refunding Series, 5.125% due         NR/AA       2,571,000
               10/15/02 (LOC: ABN AMRO)
 1,000,000     Triborough Bridge and Tunnel Authority, 6.50% due 1/1/04 (Insured: MBIA)                   Aaa/AAA       1,076,340
   515,000     Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/05 (Julia Dykman Project)       NR/NR         547,126
 North Carol          (0.50%)
 1,430,000     Carteret County Certificate of Parcipation Series 1992, 6.50% due 2/1/00 (Elementary        A/BBB+       1,461,145
               School Project)
   775,000     Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/04 (Golfview Village Square     NR/A-         803,195
               Apartment Project)
   485,000     North Carolina Housing Finance Authority Single Family Housing Revenue, 6.80% due 7/1/08   Aa1/AA+         486,382
 1,865,000     North Carolina Municipal Power Agency 1 Catawba Electrical Revenue, 6.00% due 1/1/05       Aaa/AAA       2,022,742
               (Insured: MBIA)
 North Dakot          (0.40%)
   910,000     Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/05 (Altru         Aaa/AAA       1,005,514
               Health System Project; Insured: MBIA)
 1,000,000     North Dakota Building Authority Refunding Revenue Series 1993-A, 5.15% due 6/1/00          Aaa/AAA       1,021,750
               (Insured: AMBAC)
 1,250,000     North Dakota Student Loan Revenue, 5.45% due 7/1/02 (Insured: AMBAC)                       Aaa/AAA       1,303,275
    Ohio        (3.30%)
 1,000,000     Barberton Hospital Facilities Series 1992, 6.65% due 1/1/02                                   A/NR       1,081,060
 2,370,000     Belmont County IDRB Series 1991, 6.50% due 1/1/00 (May Department Stores Co. Project)         NR/A       2,437,332
 4,000,000     Butler County Hospital Revenue Bonds, 5.15% due 11/1/17 put 11/1/02 (Middletown Regional    A1/A-1       4,010,280
               Hospital Project; LOC: Star Bank)
 1,000,000     Butler County Transportation Improvement Revenue Bonds, 5.00% due 4/1/06 (Insured: FSA)    Aaa/AAA       1,038,990
 1,250,000     Cincinnati School District Revenue Anticipation Notes, 6.05% due 6/15/00                     NR/A-       1,299,100
 1,000,000     Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/02                     NR/A-       1,071,160
 2,000,000     Cleveland Certificate of Participation, 7.10% due 7/1/02 (Motor Vehicle & Community       Baa2/BBB       2,093,140
               Equipment Project)
 1,000,000     Cleveland General Obligation Limited, 5.30% due 9/1/08 (Insured: AMBAC)                    Aaa/AAA       1,063,800
 1,400,000     Cuyahoga County Housing Revenue Series, 7.00% due 4/1/00 (North Coast Community Homes        NR/NR       1,427,622
               Project)
 2,255,000     Cuyahoga County Ohio Hospital Revenue Refunding Series B, 6.00% due 1/15/06 (University      Aa/AA       2,461,716
               Hosps Health Systems Project)
 1,000,000     Erie County Hospital Improvement Refunding Revenue Series, 6.25% due 1/1/01 (Firelands         A/A       1,047,740
               Community Hospital Project)
 2,000,000     Franklin County General Obligation, 6.375% due 12/1/17 pre-refunded 12/1/01 @ 102            NR/NR       2,180,540
 1,100,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.25% due 1/1/01         Aa2/NR       1,155,979
               (Episcopal Retirement Homes Project; LOC: Fifth/Third Bank)
 1,500,000     Ohio Air Quality Development Authority, 8.00% due 12/1/13 (Cleveland Project; Insured:     Aaa/AAA       1,720,920
               FGIC)
 3,095,000     Ohio Water Development Authority Safe Water Refunding, 0% due 12/1/00 (Insured: MBIA)      Aaa/AAA       2,806,855
 1,060,000     Switzerland Local School District of Monroe County Revenue Anticipation Notes, 6.25% due     NR/NR       1,091,768
               6/15/00
 2,765,000     Warren County Hospital Facilities Improvement and Refunding Revenue, 6.80% due 7/1/01       Aa2/NR       2,884,752
               (Otterbein Home Project; LOC: Fifth/Third Bank)
   910,000     Washington County Hospital Facilities Revenue, 6.875% due 9/1/02 (Marietta Area Health     Baa1/NR         965,101
               Project)
  Oklahoma     (0.60%)
 1,190,000     Broken Arrow Utility Systems and Sales Tax Revenue Series 1992-A, 6.00% due 5/1/01         Aaa/AAA       1,252,487
               (Insured: FGIC)
   190,000     Comanche County SFMR Refunding 1990 Series, 7.60% due 12/1/98                                A1/NR         191,938
   200,000     Comanche County SFMR Refunding 1990 Series, 7.65% due 6/1/99                                 A1/NR         204,048
 1,210,000     Oklahoma City Municipal Improvement Authority Water & Sewer Revenue Series A Refunding,    Aaa/AAA       1,117,072
               0% due 7/1/00 (Insured: AMBAC)
   945,000     Pushmataha County Town of Antlers Hospital Authority Revenue Refunding Series 1991,          NR/NR       1,049,630
               8.75% due 6/1/03
 1,155,000     Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/03 (St. John's Medical        Aa3/AA       1,215,326
               Center Project)
   750,000     Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series    Aaa/AAA         789,277
               1994, 5.45% due 11/1/04 (Ogden Martin Systems of Tulsa Project; Insured: AMBAC)
   Oregon        (0.50%)
 2,500,000     Clackamas County Hospital Facility Authority Revenue Bonds, 6.10% due 10/1/01               A1/AA-       2,652,200
 1,325,000     Emerald Peoples Utility District Revenue, 7.20% due 11/1/03 (Insured: FGIC)                Aaa/AAA       1,512,209
   300,000     Oregon State General Obligation, 9.00% due 10/1/00                                          Aa2/AA         332,661
 Pennsylvani    (5.90%)
   985,000     Allentown Area Hospital Authority Revenue Series 1991, 7.75% due 7/1/98 (Sacred Heart       NR/BBB         985,089
               Hospital Project)
 1,000,000     Chester County Utility, 7.00% due 12/15/11 pre-refunded 8/01/01                             Aa2/AA       1,084,730
   550,000     Clarton School District General Obligation, 0% due 11/1/99                                    NR/A         521,449
   500,000     Clarton School District General Obligation, 0% due 11/1/02                                    NR/A         413,480
 3,060,000     Delaware County Health Facilities Authority Revenue Series 1993-B, 5.375% due 11/15/99     NR/BBB+       3,124,444
               (Mercy Health Corporation of S.E. Pennsylvania Project)
 6,310,000     Delaware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/04         Baa1/A       6,737,124
 1,140,000     Delaware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/06         Baa1/A       1,228,726
 1,950,000     Erie County Pennsylvania Hospital Authority Revenue Hamot Health Foundation Series A,      Aaa/AAA       2,016,573
               5.00% due 5/15/06 (Insured: AMBAC)
 2,030,000     Erie School District General Obligation, 0% due 6/1/00 (ETM)                                 NR/NR       1,874,685
 1,000,000     Erie School District General Obligation, 0% due 12/1/00 (ETM)                                NR/NR         904,540
 3,365,000     Harrisburg Authority Commonwealth Lease Revenue Series 1991, 6.25% due 6/1/00 (Insured:    Aaa/AAA       3,507,205
               FSA)
 1,300,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04 crossover refunded 6/1/01 @ 101       Aaa/AAA       1,400,360
               (Insured: FSA)
 1,455,000     Mc Keesport Area School District General Obligation Refunding Revenue Series 1991, 0%         NR/A       1,324,065
               due 10/1/00
 1,680,000     Mc Keesport Area School District General Obligation Refunding Revenue Series 1991, 0%         NR/A       1,394,383
               due 10/1/02
 1,000,000     Montgomery County Pennsylvania Education & Health Pottstown Healthcare Corporation,         NR/AAA       1,063,080
               5.50% due 1/1/06 (Insured: FSA)
 1,055,000     Montgomery County Pennsylvania Education & Health Pottstown Healthcare Corporation,         NR/AAA       1,122,720
               5.50% due 1/1/07 (Insured: FSA)
 1,110,000     Montgomery County Pennsylvania Education & Health Pottstown Healthcare Corporation,         NR/AAA       1,183,560
               5.50% due 1/1/08 (Insured: FSA)
   450,000     New Castle Area Hospital Authority Revenue Series A, 6.20% due 11/15/02 (St. Francis          A/NR         482,261
               Hospital Project)
   750,000     Northeastern Pennsylvania Hospital & Education Authority Health Care Revenue, 6.20% due    Aaa/AAA         819,172
               1/1/04 (Wyoming Valley Health Care Series A Refunding; Insured: AMBAC)
 1,000,000     Pennsylvania Infrastructure Authority Revenue Pennvest, 6.25% due 9/1/02                    NR/AA+       1,077,830
 2,000,000     Pennsylvania State Certificates of Participation, 5.10% due 7/1/04 (Insured: AMBAC)        Aaa/AAA       2,048,780
 3,000,000     Pennsylvania State Certificates of Participation Series A, 5.40% due 7/1/09 (Insured:      Aaa/AAA       3,071,940
               AMBAC)
   715,000     Pennsylvania State High Education Facilities Authority Revenue, 6.15% due 4/1/04           Baa3/NR         739,718
 2,000,000     Pennsylvania State Refunding & Projects General Obligation Series A, 6.50% due 1/1/00      Aa3/AA-       2,076,080
 1,000,000     Philadelphia Gas Works Revenue, 5.375% due 8/1/07 (Insured: FSA)                           Aaa/AAA       1,054,560
 1,000,000     Philadelphia Hospital & Higher Education Facilities Authority Hospital Revenue Series        B2/BB       1,020,520
               1991, 7.00% due 7/1/01 (Graduate Health Systems Project)
 2,920,000     Philadelphia Parking Authority Airport Parking Revenue Series 1997, 5.50% due 9/1/04       Aaa/AAA       3,098,178
               (Insured: AMBAC)
 2,600,000     Philadelphia Water & Wastewater Revenue Series 1993, 4.875% due 6/15/01 (Insured: FSA)     Aaa/AAA       2,657,018
   500,000     Southeastern Pennsylvania Transportation Authority, 6.00% due 6/1/01 (LOC: Canadian        Aa3/AA-         526,150
               Imperial Bank of Commerce)
 3,000,000     Southeastern Pennsylvania Transportation Authority Series 1994, 6.00% due 6/1/99 (LOC:     Aa3/AA-       3,063,330
               Canadian Imperial Bank of Commerce)
 1,980,000     Southern Chester County Health & Higher Education Series 1997-A, 6.10% due 6/1/03            NR/NR       2,010,492
 2,825,000     State Public School District Building Authority Reading School District Capital            Aaa/AAA       2,598,802
               Appreciation Series B, 0% due 7/15/00 (Insured: MBIA)
 Puerto Rico      (0.40%)
 1,000,000     Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00             Baa1/BBB+       1,032,210
 1,300,000     Puerto Rico Highway and Transportation Authority Highway Revenue, 5.70% due 7/1/98          Baa1/A       1,300,065
 1,000,000     Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/03                            Baa1/A-       1,061,490
   250,000     Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/04 pre-refunded 7/1/02   Baa1/AAA         276,532
               @ 101.5
 Rhode Islan       (0.60%)
 2,190,000     Rhode Island Depositors Economic Protection Corp. Series 1992-A, 6.10% due 8/1/02          Aaa/AAA       2,348,052
               (Insured: FSA)
   530,000     Rhode Island Health & Educational Building Corporation Health Facilities Revenue, 8.00%      NR/NR         570,519
               due 7/1/00 (Steere House Issue Project)
   759,000     Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due 6/1/02 (Paramount     A1/NR         793,064
               Cards, Inc. Project; LOC: Bank of Scotland)
 1,500,000     Rhode Island Student Loan Authority Student Loan Rev. Ref. Series A, 6.55% due 12/1/00        A/NR       1,569,675
 South Carol          (0.30%)
   300,000     Edgefield County School District General Obligation, 8.50% due 2/1/02 (Insured: FSA)       Aaa/AAA         342,621
   500,000     Florence County Public Facilities Corporation, 7.30% due 3/1/03 pre-refunded 3/1/00 (Law   Aaa/AAA         532,405
               Enforcement Project; Insured: AMBAC)
   860,000     Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/04 (Insured: FGIC)         Aaa/AAA         926,478
   500,000     South Carolina State Housing Authority Multi Family Revenue, 7.375% due 12/1/07              NR/NR         475,000
   915,000     York County School District 4, 7.00% due 3/1/03 (Insured: FGIC)                            Aaa/AAA       1,021,305
 South Dakot          (1.10%)
   970,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/01         Aaa/AAA         978,662
               (Rapid City Regional Hospital Project; Insured: MBIA)
 1,020,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/02         Aaa/AAA       1,031,414
               (Rapid City Regional Hospital Project; Insured: MBIA)
 1,070,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/03         Aaa/AAA       1,082,358
               (Rapid City Regional Hospital Project; Insured: MBIA)
 1,135,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/04         Aaa/AAA       1,146,498
               (Rapid City Regional Hospital Project; Insured: MBIA)
 1,400,000     South Dakota Health and Educational Facilities Authority Revenue Series 1992, 5.40% due    Aaa/AAA       1,456,784
               9/1/01 (Rapid City Regional Hospital Project; Insured: MBIA)
 1,255,000     South Dakota Health and Educational Revenue Refunding, 5.00% due 9/1/06 (Rapid City        Aaa/AAA       1,258,112
               Regional Hospital Project; Insured: MBIA)
   750,000     South Dakota Health and Educational Revenue Refunding, 5.00% due 9/1/07 (Rapid City        Aaa/AAA         749,588
               Regional Hospital Project; Insured: MBIA)
   500,000     South Dakota Health and Educational Revenue Refunding, 5.25% due 9/1/09 (Rapid City        Aaa/AAA         506,380
               Regional Hospital Project;  Insured: MBIA)
 1,250,000     South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/03 (Insured: FSA)                    Aaa/AAA       1,460,337
   500,000     South Dakota Lease Revenue Trust Series A, 8.30% due 9/1/01 (Insured: FSA)                 Aaa/AAA         561,095
 Tennessee           (1.20%)
 5,000,000     Chattanooga-Hamilton County Hospital Revenue, 9.824% due 5/25/21 refunded 5/1/01 @ 102     Aaa/AAA       5,931,250
               (Erlanger Medical Center Project; Insured: FSA)
 1,565,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/02 (Guaranty: Louis       NR/BBB-       1,636,161
               Dreyfus Natural Gas)
 1,130,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/02 (Guaranty: Louis      NR/BBB-       1,181,381
               Dreyfus Natural Gas)
 1,015,000     Copperhill Industrial Development Board, 7.80% due 12/1/00 (City Services Company         Baa2/BBB       1,026,266
               Project)
   630,000     Metro Government Nashville Tennessee Industrial Refunding Multi Family Housing, 5.45%       NR/AAA         660,019
               due 11/1/26 put 11/1/06 (Insured: FNMA)
 1,070,000     Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/17 put 4/1/03 (Inv. Agreement:      NR/AAA       1,199,406
               Bayeriche Landesbank)
   Texas           (6.70%)
 2,500,000     Austin Utility Systems Revenue Bonds, 5.50% due 11/15/02 (Insured: FSA)                    Aaa/AAA       2,619,350
   890,000     Bexar County Texas Health Facilities Development Corporate Hospital Revenue, 7.40% due       NR/NR         927,077
               5/1/00
 1,065,000     Cypress-Fairbanks Independent School District General Obligation, 0% due 2/1/02            Aaa/AAA         912,375
               (Insured: FGIC)
   315,000     Dallas Waterworks & Sewer Systems Revenue, 7.10% due 4/1/99                                 Aa2/AA         317,719
 1,000,000     Denton County Texas General Obligation, 7.75% due 7/15/02 (Insured: MBIA)                  Aaa/AAA       1,130,870
 2,015,000     Ector County Hospital Revenue, 7.125% due 4/15/02                                             A2/A       2,184,099
 4,000,000     Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due 10/1/01 (Insured:      Aaa/AAA       3,487,480
               MBIA)
 1,000,000     Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.90% due 6/1/02 (Memorial      A3/NR       1,098,790
               Hospital Systems Project)
 2,260,000     Harris County Health Facilities Development Corporation Series 1985-B, 7.375% due            A1/NR       2,288,047
               12/1/25 put 12/1/98 (Greater Houston Pooled Health Care Project; Guaranteed: Prudential
   955,000     Harris County Health Facilities Hospital, 6.70% due 6/1/00 (Memorial Hospital Systems        A3/NR       1,003,953
               Project)
   500,000     Harris County Health Facilities School Health Care System Rev., 6.80% due 7/1/04            Aa3/AA         547,020
               (Sisters of Charity Project)
   960,000     Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/02 (Insured: FSA)              Aaa/AAA         985,795
 1,000,000     Houston Water Conveyance Systems Contract Certificates of Partcipation Series F, 7.20%     Aaa/AAA       1,120,620
               due 12/15/02 (Insured: AMBAC)
 2,850,000     Humble Independent School District of Harris County Series 1992, 0% due 2/15/00            Aaa/AAA       2,665,548
               (Guaranty: PSF)
 1,295,000     Irving Flood Control District Section 3 Refunding Capital Appreciation, 0% due 9/1/01      Baa1/NR       1,124,293
 3,765,000     Irving Independent School District Capital Appreciation, 0% due 2/15/05 (Guarantee: PSF)   Aaa/AAA       2,800,031
 2,000,000     Irving Independent School District Capital Appreciation, 0% due 2/15/02 (Guarantee: PSF)   Aaa/AAA       1,710,520
   500,000     Irving Independent School District Capital Appreciation, 0% due 2/15/04 (Guarantee: PSF)   Aaa/AAA         389,920
   830,000     Jefferson County Health Facilities Development Corporation Hospital Revenue Series 1989,    Ba1/BB         853,738
               8.125% due 10/1/99 (Baptist Health Care System Project)
 2,630,000     Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/99              Aaa/AAA       2,566,328
               (Guarantee: PSF)
 2,230,000     Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0% due 1/1/01       Aaa/AAA       2,006,732
               (Insured: AMBAC)
 1,600,000     Mission Consolidated Independent School, 6.50% due 2/15/08 (Guarantee: PSF)                Aaa/AAA       1,832,832
   305,000     North Texas Health Facilities Development Corporation Revenue Series 1988, 8.25% due         NR/NR         307,321
               9/1/98 (Wichita Falls United Diagnostic Center Project)
 1,000,000     North Texas Higher Education Student Loan Revenue, 6.50% due 4/1/99 (Insured: AMBAC)       Aaa/AAA       1,020,450
   125,000     Northgate Crossing Utility District Road System & Drainage System Unlimited Tax Sinking      NR/NR         126,166
               Fund Series 1986, 9.25% due 12/1/98
 1,040,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/06 pre-refunded 8/1/98         Aaa/AAA       1,043,484
 1,115,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/07 pre-refunded 8/1/98         Aaa/AAA       1,118,735
 1,295,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/09 pre-refunded 8/1/98         Aaa/AAA       1,299,338
 1,395,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/10 pre-refunded 8/1/98         Aaa/AAA       1,399,673
 1,500,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/11 pre-refunded 8/1/98         Aaa/AAA       1,505,025
 1,615,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/12 pre-refunded 8/1/98         Aaa/AAA       1,620,410
 2,135,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/13 pre-refunded 8/1/98         Aaa/AAA       2,142,153
 4,600,000     Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/01                      Aa1/AA       4,110,468
 8,630,000     Richardson Independent School District Capital Appreciation Refunding Series A, 0% due     Aaa/AAA       6,344,172
               2/15/05 (Guarantee: PSF)
 1,355,000     San Antonio General Obligation Improvement Forward Refunding Series 1998, 5.00% due         Aa2/AA       1,374,593
               8/1/99
 1,415,000     San Antonio General Obligation Improvement Forward Refunding Series 1998, 5.50% due         Aa2/AA       1,475,166
               8/1/01
   885,000     Tarrant County HFC Multi Family Housing Revenue, 4.90% due 9/1/06 put 9/1/01 (Bedford       NR/AA-         885,929
               Springs Project; Guaranteed: Provident Mutual Life Insurance Company)
   850,000     Texas Water Resources Authority Revenue, 7.50% due 8/15/01                                     A/A         876,095
 1,365,000     Texas Water Resources Finance Authority Revenue, 7.00% due 8/15/99 (Insured: AMBAC)        Aaa/AAA       1,412,011
   950,000     Texas Water Resources Finance Authority Revenue, 7.40% due 8/15/00                             A/A         979,298
   500,000     Trinity Water Revenue, 5.75% due 10/15/00 (Livingston Project)                               A1/A+         500,700
  Utah           (2.80%)
 1,000,000     Davis County Solid Waste Management and Recovery Rev., 5.90% due 6/15/03                 Baa2/BBB+       1,038,310
 6,685,000     Intermountain Power Agency Power Supply Rev., 5.50% due 7/1/00 (Insured: MBIA)             Aaa/AAA       6,881,338
 5,055,000     Intermountain Power Agency Power Supply Rev. Series B, 5.50% due 7/1/01 (Insured: MBIA)    Aaa/AAA       5,258,818
 8,000,000     Intermountain Power Agency Revenue, 0% due 7/1/00 (ETM)                                    Aaa/AAA       7,384,160
 2,225,000     Ogden Neighborhood Development Agency Tax Increment Revenue Series A, 0% due 12/30/05        A2/NR       1,469,212
               (LOC: Sumitomo Bank)
   600,000     Utah Municipal Finance Co-op Local Government Revenue, 7.10% due 6/1/00                    Baa1/AA         618,636
 2,220,000     Utah Student Loan Revenue Series 1992-G, 5.20% due 11/1/98 (Insured: AMBAC)                Aaa/AAA       2,231,122
 2,000,000     Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/18 put 11/1/01 (Cherry     Aaa/AAA       2,146,180
               Creek Apartment Project; LOC: First Security Bank of Utah, Insured: FGIC)
  Virginia           (1.20%)
 3,000,000     Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994,        Baa2/NR       3,235,350
               7.00% due 7/1/24 put 7/1/04 (Chase Hampton Apartments Project)
   455,000     Hampton Virginia General Obligation Refunding Bond, 5.85% due 3/1/07                        Aa3/AA         456,552
 1,755,000     Henrico County IDA Public Facility Lease Revenue, 6.50% due 8/1/00 (Henrico County          Aa2/AA       1,842,627
               Regional Jail Project)
 3,000,000     Suffolk Redevelopment Housing Authority Multi Family Housing Revenue, 7.00% due 7/1/24     Baa2/NR       3,306,210
               put 7/1/04 (Chase Heritage @ Dulles Project)
 1,960,000     Virginia Housing Development Authority Series C-8, 5.70% due 7/1/03                        Aa1/AA+       2,044,711
   255,000     Virginia Housing Development Authority Series D-4, 5.00% due 7/1/00                        Aa1/AA+         259,516
  Washington           (3.00%)
 1,010,000     Chelan County PUD 1 Consolidated System Revenue 1992, 5.55% due 7/1/99                      Aa3/AA       1,027,433
 1,125,000     Chelan County PUD 1 Consolidated System Revenue 1992, 5.75% due 7/1/00                      Aa3/AA       1,160,775
 1,370,000     Chelan County PUD 1 Consolidated System Revenue 1992-E, 0% due 7/1/98                       Aa3/AA       1,369,863
 1,195,000     Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/03 (Insured: AMBAC)          Aaa/AAA       1,280,395
   950,000     Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/06 (Insured: AMBAC)          Aaa/AAA       1,043,052
   500,000     Jefferson County Public Hospital District 2, 7.50% due 12/1/03 (Insured: FGIC)             Aaa/AAA         577,900
   725,000     Spokane County School District 363 Unlimited Tax G.O. Refunding Series 1992, 5.40% due        A/NR         748,664
               12/1/00
   550,000     Tacoma Washington Conservation Systems Project Revenue, 6.20% due 1/1/06 (Tacoma Public    Aa1/AA-         605,132
               Utilities)
 1,345,000     Washington Health Care Facilities Authority Pooled Equipment Series 1992-A, 7.35% due        A3/NR       1,374,267
               6/1/02 (Dominican Health Project)
 1,140,000     Washington Public Power Supply System Project #3 Ref. Rev., 0% due 7/1/08                  Aa1/AA-         707,951
 3,500,000     Washington Public Power Supply System Project 1 Ref. Rev., 5.30% due 7/1/02                Aa1/AA-       3,631,355
 2,000,000     Washington Public Power Supply System Project 1 Ref. Rev., 6.50% due 7/1/02                Aa1/AA-       2,159,100
   850,000     Washington Public Power Supply System Project 1 Ref. Rev., 6.50% due 7/1/03                  Aa/AA         917,362
   250,000     Washington Public Power Supply System Project 2 Ref. Rev., 7.50% due 7/1/02                Aa1/AA-         273,223
 2,000,000     Washington Public Power Supply System Project 2 Ref. Rev., 7.50% due 7/1/03                Aa1/AA-       2,197,340
 1,750,000     Washington Public Power Supply System Project Series 1991-A, 6.50% due 7/1/03              Aa1/AA-       1,888,688
 1,655,000     Washington Public Power Supply System Series 96-A, 6.00% due 7/1/06 (Insured: MBIA)        Aaa/AAA       1,819,126
 1,000,000     Washington Public Power Supply System Series B, 7.25% due 7/1/00                           Aa1/AA-       1,059,320
 1,700,000     Washington Public Power Supply System Series B Refunding, 7.15% due 7/1/01                 Aa1/AA-       1,804,159
   500,000     Washington Public Power Supply System Series C, 7.20% due 7/1/99                           Aa1/AA-         516,460
 1,040,000     Washington Public Power Supply System Series G Project 1 Rev., 7.15% due 7/1/01            Aa1/AA-       1,103,721
   550,000     Washington State Certificates of Participation State Equipment Series A, 6.40% due 4/1/00 Aa3/AA-          570,482
   305,000     Washington State Certificates of Participation State Equipment Series A, 6.50% due           A1/A+         314,251
               10/1/01
   500,000     Washington State Health Care Facilities Authority Rev., 6.20% due 2/15/01 (Sacred Heart     NR/AA-         523,190
               Medical Center, Spokane Project)
 West Virgin          (1.10%)
   679,679     Marion County SFMR Series 1992, 7.75% due 7/10/11                                            NR/NR         731,443
 5,000,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 5.77% due        Aaa/AAA       5,142,750
               5/15/01 (Insured: FGIC) Inverse Floater)
 2,500,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 5.87% due        Aaa/AAA       2,588,975
               5/15/02 (Insured: FGIC) (Inverse Floater)
 2,000,000     West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due 7/1/05         Aaa/AAA       2,132,600
               (Insured: MBIA)
 Wisconsin           (1.50%)
   490,000     Cady Small Business Pollution Control Revenue Refunding Series 1992, 6.20% due 4/1/00        NR/NR         500,226
               (Summit Cheese Project; Guaranteed: SBA)
 1,000,000     Eau Claire Area School District, 7.625% due 4/1/04                                           A1/NR       1,160,810
 1,290,000     Merrill Area Common Public School Refunding, 6.50% due 4/1/06 (Insured: FSA)                NR/AAA       1,452,682
 3,000,000     Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/98 (Sorrowful Mother    NR/AA-       3,004,980
               Project)
 3,045,000     Wisconsin Health & Educational Facilities Authority, 5.75% due 11/15/01 (Insured: FSA)     Aaa/AAA       3,198,773
   800,000     Wisconsin Health & Educational Facilities Authority, 5.90% due 8/15/05 (Wheaton            Aaa/AAA         868,496
               Francisan Services Inc. Project; Insured: MBIA)
 1,500,000     Wisconsin Health & Educational Facilities Authority Series 1992, 5.50% due 8/15/01         Aaa/AAA       1,560,045
               (Wheaton Francisan Services Inc. Project; Insured: MBIA)
 1,045,000     Wisconsin Health & Educational Facilities Authority Series 1993, 5.00% due 2/15/99         Aaa/AAA       1,053,820
               (Lacrosse Project; Insured: FSA)
   715,000     Wisconsin St Health And Educational Facilities Authority Revenue, 5.25% due 12/15/06       Aaa/AAA         748,776
               (United Health Group Incorporated; Insured: AMBAC)
   755,000     Wisconsin St Health And Educational Facilities Authority Revenue, 5.25% due 12/15/07       Aaa/AAA         789,919
               (United Health Group Incorporated; Insured: AMBAC)
Wyoming           (0.20%)
 1,273,128     Evanston Industrial Development Revenue Series 1983, 9.90% due 4/1/04 (Wybanco Project;     A2*/NR       1,323,734
               LOC: Texas Commerce Bank)
 1,000,000     Wyoming Student Loan Corporation Revenue, 6.25% due 12/1/99                                  NR/AA       1,031,940

                            TOTAL INVESTMENTS  (100%) (Cost $925,947,705)**                                         $ 957,010,125

See notes to financial statements.